THE DUNHAM FUNDS

Dunham Alternative Strategy Fund	Dunham Emerging Markets Stock Fund
Class A (DAASX)	Class A (DAEMX)
Class C (DCASX)	Class C (DCEMX)
Class N (DNASX)	Class N (DNEMX)

Incorporated herein by reference is the definitive versions of the prospectus supplements pertaining to the Dunham Alternative Strategy Fund and the Dunham Emerging Markets Stock Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on October 9, 2015 (SEC Accession No. 0001580642-15-004631).